Equity-settled share-based payments - Restricted Share and Restricted Stock Unit Plan (Details) - Restricted Share Plan - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period (shares)	1,400	1,789	2,301
Granted (shares)	1,087	604	549
Forfeited (shares)	(2)	(22)	(26)
Vested (shares)	(2,403)	(971)	(1,035)
Balance at end of period (shares)	82	1,400	1,789